Unaudited Interim Financial Data (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interim Period, Costs Not Allocable [Line Items]
Asset impairment	$ 60,693	$ 47,500	$ 108,216	$ 0	$ 122,717
Gain on insurance settlement			30,668	0	0
Platform Rig 3
Interim Period, Costs Not Allocable [Line Items]
Gain on sale of business	18,350
Hercules 185
Interim Period, Costs Not Allocable [Line Items]
Gain on insurance settlement	$ 27,300		$ 27,300